Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.1%
Biotechnology – 25.2%
4D Molecular Therapeutics Inc*	332,221	$2,318,903
AbbVie Inc	1,076,861	164,932,031
Akero Therapeutics Inc*	946,112	8,940,758
Alnylam Pharmaceuticals Inc*	137,862	20,107,173
Amicus Therapeutics Inc*	3,321,380	35,671,621
Argenx SE (ADR)*	170,142	64,463,401
Ascendis Pharma A/S (ADR)*,#	518,762	48,224,116
Bicycle Therapeutics Ltd (ADR)*,#	463,767	7,782,010
BioAtla LLC*,#	499,938	1,424,823
Biohaven Pharmaceutical Holding Co Ltd*	54,094	7,882,037
BioMarin Pharmaceutical Inc*	657,591	54,494,566
Biomea Fusion Inc*,#	638,158	7,645,133
C4 Therapeutics Inc*,#	326,716	2,463,439
CANbridge Pharmaceuticals Inc*,§	2,960,030	1,508,949
CANbridge Pharmaceuticals Inc*	1,298,343	661,863
Centessa Pharmacuticals PLC (ADR)*,#	769,725	3,748,561
Design Therapeutics Inc*,#	392,099	5,489,386
DiCE Molecules Holdings LLC*	192,261	2,983,891
ESSA Pharma Inc*,#	413,501	1,302,528
Fate Therapeutics Inc*	209,077	5,180,928
Gilead Sciences Inc	521,000	32,203,010
Global Blood Therapeutics Inc*	1,021,832	32,647,532
Icosavax Inc*,#	320,697	1,837,594
Insmed Inc*	1,636,578	32,273,318
IVERIC bio Inc*	2,484,867	23,904,421
Janux Therapeutics Inc*	605,986	7,399,089
Mirati Therapeutics Inc*	122,677	8,235,307
Moderna Inc*	80,284	11,468,569
Myovant Sciences Ltd*,#	1,418,628	17,633,546
Neurocrine Biosciences Inc*	655,070	63,856,224
Nuvalent Inc - Class A*,#	487,662	6,612,697
Olema Pharmaceuticals Inc*,#	747,448	3,042,113
PTC Therapeutics Inc*	601,743	24,105,825
Regeneron Pharmaceuticals Inc*	49,896	29,495,022
Rhythm Pharmaceuticals Inc*,#	748,776	3,107,420
Sage Therapeutics Inc*	254,730	8,227,779
Sarepta Therapeutics Inc*	1,155,179	86,592,218
Seres Therapeutics Inc*	1,413,236	4,847,399
Travere Therapeutics Inc*	988,262	23,945,588
United Therapeutics Corp*	156,728	36,931,386
Vaxcyte Inc*	418,701	9,110,934
Vertex Pharmaceuticals Inc*	352,343	99,286,734
Zai Lab Ltd (ADR)*	675,188	23,415,520
		1,037,405,362
Health Care Equipment & Supplies – 18.2%
Abbott Laboratories	949,697	103,184,579
Align Technology Inc*	175,491	41,533,455
Boston Scientific Corp*	2,395,066	89,264,110
Cooper Cos Inc	112,624	35,264,827
Danaher Corp	354,406	89,849,009
Dentsply Sirona Inc	735,009	26,261,872
DexCom Inc*	386,895	28,835,284
Edwards Lifesciences Corp*	585,394	55,665,115
Globus Medical Inc*	484,287	27,187,872
ICU Medical Inc*	90,567	14,888,309
Insulet Corp*	93,526	20,383,056
Intuitive Surgical Inc*	141,760	28,452,650
Medtronic PLC	385,430	34,592,343
Penumbra Inc*	141,068	17,565,787
Silk Road Medical Inc*	286,675	10,432,103
STERIS PLC	164,619	33,936,207
Stryker Corp	185,128	36,827,513
Tandem Diabetes Care Inc*	114,296	6,765,180
Teleflex Inc	196,439	48,294,528
		749,183,799
Health Care Providers & Services – 14.4%
AmerisourceBergen Corp	330,958	46,823,938
Anthem Inc	172,608	83,297,169

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
Centene Corp*	926,864	$78,421,963
Humana Inc	180,581	84,524,549
LifeStance Health Group Inc*,#	1,019,707	5,669,571
Privia Health Group Inc*	457,260	13,315,411
Quest Diagnostics Inc	115,571	15,368,632
UnitedHealth Group Inc	521,948	268,088,151
		595,509,384
Health Care Technology – 0.1%
Health Catalyst Inc*	411,480	5,962,345
Life Sciences Tools & Services – 5.2%
ICON PLC*	91,956	19,926,865
Illumina Inc*	201,725	37,190,021
IQVIA Holdings Inc*	165,523	35,916,836
SomaLogic Inc*	993,054	4,488,604
Sotera Health Co*	398,290	7,802,501
Thermo Fisher Scientific Inc	198,692	107,945,390
		213,270,217
Pharmaceuticals – 34.0%
Astellas Pharma Inc	2,896,700	45,160,847
AstraZeneca PLC	1,485,966	195,324,328
Bayer AG	261,159	15,521,007
Bristol-Myers Squibb Co	1,455,986	112,110,922
Catalent Inc*	215,301	23,099,644
Collegium Pharmaceutical Inc*	732,992	12,988,618
DICE Therapeutics Inc*,#	329,715	5,117,177
Edgewise Therapeutics Inc*,#	411,714	3,277,243
Elanco Animal Health Inc*	1,270,150	24,933,045
Eli Lilly & Co	388,677	126,020,744
Harmony Biosciences Holdings Inc*	414,652	20,222,578
Horizon Therapeutics PLC*	659,705	52,618,071
Jazz Pharmaceuticals PLC*	360,373	56,221,792
Johnson & Johnson	274,741	48,769,275
Merck & Co Inc	1,229,498	112,093,333
Novartis AG (ADR)	1,111,826	93,982,652
Novo Nordisk A/S	616,188	68,353,418
Organon & Co	1,386,385	46,790,494
Pfizer Inc	1,028,948	53,947,744
Phathom Pharmaceuticals Inc*,#	421,084	3,553,949
Roche Holding AG	320,938	107,108,224
Royalty Pharma PLC - Class A	930,037	39,098,755
Sanofi	980,537	98,980,421
Takeda Pharmaceutical Co Ltd	957,036	26,934,715
Ventyx Biosciences Inc*	59,254	724,676
Ventyx Biosciences Inc*,#	473,541	5,791,406
		1,398,745,078
Total Common Stocks (cost $2,920,652,638)		4,000,076,185
Preferred Stocks– 2.1%
Biotechnology – 1.2%
Arbor Biotechnologies Inc PP*,¢,§	156,426	2,591,979
Asher Biotherapeutics Inc PP*,¢,§	1,214,301	1,951,139
Attralus Inc PP*,¢,§	669,935	3,483,662
Disc Medicine Inc PP*,¢,§	1,084,584	2,603,002
Element Biosciences Inc PP*,¢,§	425,023	6,991,628
Flame Biosciences PP*,¢,§	919,200	3,018,653
HemoShear Therapeutics LLC PP*,¢,§	289,280	3,839,396
LEXEO Therapeutics Inc - Series A PP*,¢,§	3,643,715	6,268,975
LEXEO Therapeutics Inc - Series B PP*,¢,§	883,469	1,520,000
Shoreline Biosciences Inc PP*,¢,§	747,187	6,017,769
Sonoma Biotherapeutics Inc PP*,¢,§	1,255,200	2,480,652
Synthekine Inc PP*,¢,§	2,192,937	6,290,001
TwinStrand Biosciences Inc PP*,¢,§	344,314	2,750,002
		49,806,858
Health Care Providers & Services – 0.5%
Bigfoot Biomedical Inc - Series B PP*,¢,§	1,035,873	9,808,940
Bigfoot Biomedical Inc - Series C-1 PP*,¢,§	168,418	1,594,792
Freenome Holdings Inc PP*,¢,§	342,803	4,000,511
Freenome Inc PP*,¢,§	337,474	3,938,322
		19,342,565
Health Care Technology – 0.1%
Magnolia Medical Technologies Inc PP - Series D*,¢,§	1,821,717	3,092,693
Pharmaceuticals – 0.3%
Neurogene Inc PP*,¢,§	1,336,317	3,260,613
Neurogene Inc PP - Series B*,¢,§	1,486,727	3,627,614

Shares or Principal Amounts		Value
Preferred Stocks– (continued)
Pharmaceuticals– (continued)
VALENZABio Series A PP*,¢,§	700,559	$6,235,276
		13,123,503
Total Preferred Stocks (cost $87,834,582)		85,365,619
Rights– 0%
Biotechnology – 0%
Clementia Pharmaceuticals Inc CVR*,¢((cost $1,180,320)	874,311	0
Warrants– 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/22*,¢,§((cost $0)	1	0
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $4,105,005)	4,105,005	4,105,415
Investments Purchased with Cash Collateral from Securities Lending– 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	24,136,187	24,136,187
Time Deposits – 0.1%
Royal Bank of Canada, 1.5600%, 7/1/22	$6,034,047	6,034,047
Total Investments Purchased with Cash Collateral from Securities Lending (cost $30,170,234)		30,170,234
Total Investments (total cost $3,043,942,779) – 100.0%		4,119,717,453
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(696,576)
Net Assets – 100%		$4,119,020,877

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,301,066,589	80.1%
United Kingdom	203,106,338	4.9
Switzerland	201,090,876	4.9
Denmark	116,577,534	2.8
France	98,980,421	2.4
Japan	72,095,562	1.8
Belgium	64,463,401	1.6
China	25,586,332	0.6
Ireland	19,926,865	0.5
Germany	15,521,007	0.4
Canada	1,302,528	0.0

Total	$4,119,717,453	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	$20,786	$(1,018)	$410	$4,105,415
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	370,290∆	-	-	24,136,187
Total Affiliated Investments - 0.7%	$391,076	$(1,018)	$410	$28,241,602

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	13,474,132	323,136,615	(332,504,724)	4,105,415
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	14,830,192	202,058,255	(192,752,260)	24,136,187

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2022 is $85,365,619, which represents 2.1% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Arbor Biotechnologies Inc PP	10/29/21	$2,591,979	$2,591,979	0.1%
Asher Biotherapeutics Inc PP	8/23/21	2,438,924	1,951,139	0.0
Attralus Inc PP	8/31/21	5,198,696	3,483,662	0.1
Bigfoot Biomedical Inc - Series B PP	11/21/17	9,808,940	9,808,940	0.2
Bigfoot Biomedical Inc - Series C-1 PP	12/27/19	1,355,580	1,594,792	0.1
CANbridge Pharmaceuticals Inc	4/27/21	4,371,964	1,508,949	0.0
Disc Medicine Inc PP	8/23/21	2,603,002	2,603,002	0.1
Element Biosciences Inc PP	6/21/21	8,737,070	6,991,628	0.2
Flame Biosciences PP	9/28/20	6,020,760	3,018,653	0.1
Freenome Holdings Inc PP	11/22/21	2,585,523	4,000,511	0.1
Freenome Inc PP	8/14/20	2,231,817	3,938,322	0.1
HemoShear Therapeutics LLC PP	2/5/21	3,839,496	3,839,396	0.1
LEXEO Therapeutics Inc - Series A PP	11/20/20-7/30/21	3,643,715	6,268,975	0.1
LEXEO Therapeutics Inc - Series B PP	8/10/21	1,520,000	1,520,000	0.0
Magnolia Medical Technologies Inc - Series D, expires 12/31/22	1/10/22	0	0	0.0
Magnolia Medical Technologies Inc PP - Series D	1/10/22	3,092,693	3,092,693	0.1
Neurogene Inc PP	3/4/22	3,260,613	3,260,613	0.1
Neurogene Inc PP - Series B	12/15/20-9/22/21	3,627,614	3,627,614	0.1
Shoreline Biosciences Inc PP	10/28/21	7,522,230	6,017,769	0.1
Sonoma Biotherapeutics Inc PP	7/23/21	2,480,652	2,480,652	0.1
Synthekine Inc PP	6/3/21	6,290,001	6,290,001	0.1
TwinStrand Biosciences Inc PP	4/30/21	2,750,001	2,750,002	0.1
VALENZABio Series A PP	3/25/21	6,235,276	6,235,276	0.1
Total		$92,206,546	$86,874,568	2.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$4,000,076,185	$-	$-
Preferred Stocks	-	-	85,365,619
Rights	-	-	0
Warrants	-	-	0
Investment Companies	-	4,105,415	-
Investments Purchased with Cash Collateral from Securities Lending	-	30,170,234	-
Total Assets	$4,000,076,185	$34,275,649	$85,365,619

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year.

Financial assets of $3,017,138 were transferred out of Level 3 to Level 1 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70227 08-22